Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended		15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	120 Months Ended
	Sep. 26, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000035587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Funds Growth Portfolio (Class 3)
Accumulated Value		$ 10,000			$ 10,917		$ 13,975		$ 13,898		$ 18,122		$ 27,494		$ 33,456		$ 23,390		$ 32,279		$ 42,383		$ 50,820
C000169127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Funds Growth Portfolio (Class 1)
Accumulated Value	$ 10,000		$ 10,276			$ 13,178		$ 13,125		$ 17,161		$ 26,101		$ 31,824		$ 22,310		$ 30,865		$ 40,631		$ 48,798
C000169128 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Funds Global Growth Portfolio (Class 1)
Accumulated Value	10,000		9,579			12,598		11,449		15,487		20,209		23,520		17,698		21,684		24,650		29,968
C000035588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Funds Global Growth Portfolio (Class 3)
Accumulated Value		10,000			10,037		13,153		11,933		16,101		20,945		24,320		18,248		22,329		25,287		30,685
C000035589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Funds Growth-Income Portfolio (Class 3)
Accumulated Value		10,000			11,116		13,570		13,292		16,714		18,929		23,412		19,492		24,530		30,390		35,761
C000169129 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Funds Growth-Income Portfolio (Class 1)
Accumulated Value	10,000		10,355			12,673		12,437		15,692		17,805		22,093		18,450		23,265		28,887		34,096
C000169130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Funds Asset Allocation Portfolio (Class 1)
Accumulated Value	10,000		10,194			11,836		11,293		13,690		15,386		17,713		15,333		17,522		20,400		23,629
C000035590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Funds Asset Allocation Portfolio (Class 3)
Accumulated Value		10,000			10,909		12,637		12,022		14,536		16,301		18,713		16,171		18,419		21,401		24,732
C000118754 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Funds VCP Managed Allocation Portfolio (Class 3)
Accumulated Value		10,000			10,707		12,250		11,623		13,771		15,054		17,272		14,304		16,532		19,413		21,516
C000169133 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Funds VCP Managed Allocation Portfolio (Class 1)
Accumulated Value	10,000		10,166			11,669		11,098		13,186		14,449		16,615		13,796		15,991		18,824		20,921
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value	10,000	10,000	10,403.57		11,196	12,674.83	13,640.26	12,119.12	13,042.22	15,935	17,148.74	18,866.85	20,303.9	24,282.65	26,132.22	19,884.85	21,399.45	25,112.11	27,024.87	31,395.09	33,786.41	37,008.53	39,827.42
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (net)
Accumulated Value	10,000	10,000	10,089.55		10,786.43	12,508.23	13,372.19	11,330.65	12,113.29	14,344.31	15,335.07	16,675.96	17,827.78	19,767.24	21,132.61	16,137.21	17,251.83	19,719.95	21,082.04	23,168.7	24,769.01	28,343.98	30,301.74
Sixty S And P 500 Index 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				60% S&P 500 Index; 40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	10,124.56		10,830.56	11,563.28	12,369.6	11,291.92	12,079.32	13,796.34	14,758.38	15,828.42	16,932.14	18,338.28	19,617.04	15,443.35	16,520.24	18,172	19,439.16	20,905.72	22,363.5	23,770.08	25,427.62
S And P 500 Managed Risk Index Moderate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Managed Risk Index - Moderate
Accumulated Value	$ 10,000	$ 10,000	$ 10,199.29		$ 10,727.21	$ 11,833.4	$ 12,445.9	$ 11,581.99	$ 12,181.48	$ 13,822.01	$ 14,537.44	$ 14,766.65	$ 15,530.98	$ 17,382.1	$ 18,281.81	$ 15,099.09	$ 15,880.63	$ 17,637.31	$ 18,550.23	$ 20,532.21	$ 21,594.97	$ 22,065.06	$ 23,207.16